FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement of assets
Financial assets	¥ 28,709,135	¥ 25,695,237
Fair value measurement of liabilities
Financial liabilities		117,699,287
Financial liabilities at amortized cost
Fair value measurement of assets
Financial assets	52,297,135	53,369,922
Financial assets, at fair value	50,632,689	50,001,551
Financial liabilities included in other non-current liabilities
Fair value measurement of assets
Financial assets	1,036,917	880,864
Financial assets, at fair value	903,141	767,922
Long-term interest-bearing loans and borrowings, excluding lease liability
Fair value measurement of assets
Financial assets	51,260,218	52,489,058
Financial assets, at fair value	¥ 49,729,548	¥ 49,233,629